ACQUISITIONS - Provisional Purchase Price Allocations (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	$ (1,212)	$ (1,026)
Non-recourse borrowings	(15,974)	$ (14,921)
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Restricted cash	49
Trade receivables and other current assets	29
Property, plant and equipment	1,595
Current liabilities	(11)
Current portion of non-recourse borrowings	(74)
Financial instruments	(16)
Non-recourse borrowings	(761)
Provisions	(35)
Other long-term liabilities	(33)
Fair value of net assets acquired	744
Goodwill	0
Purchase price	744
U.S. Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	1
Restricted cash	5
Trade receivables and other current assets	20
Property, plant and equipment	756
Current liabilities	(6)
Current portion of non-recourse borrowings	(7)
Financial instruments	0
Non-recourse borrowings	(133)
Provisions	(37)
Other long-term liabilities	(17)
Fair value of net assets acquired	582
Goodwill	102
Purchase price	684
Total
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	2
Restricted cash	54
Trade receivables and other current assets	49
Property, plant and equipment	2,351
Current liabilities	(17)
Current portion of non-recourse borrowings	(81)
Financial instruments	(16)
Non-recourse borrowings	(894)
Provisions	(72)
Other long-term liabilities	(50)
Fair value of net assets acquired	1,326
Goodwill	102
Purchase price	$ 1,428